SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - FIXED ASSETS (Details)	12 Months Ended
Dec. 31, 2020
Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residual value rate	4.00%
Buildings (a) [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Buildings (a) [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
Tracks, bridges and service roads (a) [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	16 years
Tracks, bridges and service roads (a) [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	100 years
Locomotives and rolling stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Communications and signalling systems [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	8 years
Communications and signalling systems [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Other machinery and equipment [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Other machinery and equipment [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years